                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2003
                                                     ------------------

Check here if Amendment   [ ];  Amendment Number:
                                                  ---------
         This Amendment  (Check only one.):      [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Menno Insurance Service d/b/a MMA Capital Management
Address:                 1110 North Main Street
                         Goshen
                         Indiana  46528

13F File Number:         28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Howard L. Brenneman
Title:                   President
Phone:                   574/533-9511

Signature, Place, and Date of Signing:

     /s/  Howard L. Brenneman            Goshen, IN                 11-4-03
     ------------------------           -------------               -------
            [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          -0-
                                                      ----------------
Form 13F Information Table Entry Total:               $ 168,596,536.00
                                                      ----------------
Form 13F Information Table Value Total:               $ 178,579,180.00
                                                      ----------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.                   13F File Number          Name

                               28 -
         -------------             -------------        -----------------------

         [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                    TITLE                        FAIR                       INVESTMENT
ISSUER                              OF CLASS      CUSIP          MARKET VALUE        SHARES DISCRETION    VOTING   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services Inc          Common        00209A106           806,393        98,581 Sole            Sole      98581
Air Products & Chemicals Inc        Common        009158106         2,535,251        56,214 Sole            Sole      56214
Allstate Corp                       Common        020002101         3,378,112        92,475 Sole            Sole      92475
Altera Corporation                  Common        021441100           433,497        22,900 Sole            Sole      22900
American International Group        Common        026874107         4,240,719        73,496 Sole            Sole      73496
Anadarko Petroleum Corp             Common        032511107         1,653,362        39,592 Sole            Sole      39592
Applied Materials                   Common        038222105           618,233        34,100 Sole            Sole      34100
BB&T Corp                           Common        054937107           208,170         5,797 Sole            Sole      5797
BP PLC                              Common        055622104         5,471,779       129,971 Sole            Sole      129971
Bank of America Corp                Common        060505104         4,963,110        63,597 Sole            Sole      63597
Bank One Corp                       Common        06423A103         3,059,920        79,170 Sole            Sole      79170
Bellsouth Corp                      Common        079860102           478,668        20,214 Sole            Sole      20214
Biomet Inc                          Common        090613100         2,016,683        60,199 Sole            Sole      60199.5
Cardinal Health Inc                 Common        14149Y108         5,731,270        98,155 Sole            Sole      98155
Chubb Corp                          Common        171232101         3,286,691        50,658 Sole            Sole      50658
Cisco Systems Inc                   Common        17275R102         2,598,418       132,640 Sole            Sole      132640
Citigroup Inc                       Common        172967101         5,869,698       128,976 Sole            Sole      128976
Comcast Corp                        Common        20030N101           253,402         8,222 Sole            Sole      8222
ConocoPhillips                      Common        20825C104           471,398         8,610 Sole            Sole      8610
Darden Restaurants Inc              Common        237194105         1,320,785        69,515 Sole            Sole      69515
Dell Inc                            Common        24702R101         1,810,361        54,170 Sole            Sole      54170
Dollar General Corp                 Common        256669102         2,481,240       124,062 Sole            Sole      124062
Dover Corp                          Common        260003108         2,389,597        67,560 Sole            Sole      67560
Ensco International                 Common        26874Q100         1,439,268        53,664 Sole            Sole      53664
Emerson Electric Co                 Common        291011104         3,634,166        69,025 Sole            Sole      69025
Federal National Mortgage Assn      Common        313586109         4,778,514        68,070 Sole            Sole      68070
Fifth Third Bancorp                 Common        316773100         2,630,374        47,360 Sole            Sole      47360
First Data Corp                     Common        319963104         1,662,336        41,600 Sole            Sole      41600
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
MONDAY, NOVEMBER 03, 2003                                           PAGE 1 OF 3

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

                                    TITLE                        FAIR                       INVESTMENT
ISSUER                              OF CLASS      CUSIP          MARKET VALUE        SHARES DISCRETION    VOTING   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp          Common        339030108           338,464        11,226 Sole            Sole      11226
Ford Motor Co                       Common        345370860           208,755        19,383 Sole            Sole      19383
Gannett Co                          Common        364730101         2,000,428        25,792 Sole            Sole      25792
Gillette Company                    Common        375766102         1,801,753        56,340 Sole            Sole      56340
Goldman Sachs Group Inc             Common        38141G104           288,364         3,437 Sole            Sole      3437
Hewlett Packard Co                  Common        428236103           636,053        32,854 Sole            Sole      32854
Intel Corp                          Common        458140100         3,239,930       117,730 Sole            Sole      117730
JP Morgan Chase & Co                Common        46625H100           763,259        22,233 Sole            Sole      22233
Jabil Circuit Inc                   Common        466313103         1,703,253        65,384 Sole            Sole      65384
Johnson & Johnson                   Common        478160104         4,621,949        93,335 Sole            Sole      93335
Kimberly-Clark Corp                 Common        494368103         2,483,888        48,400 Sole            Sole      48400
Lowe's Companies                    Common        548661107         3,410,349        65,710 Sole            Sole      65710
Masco Corp                          Common        574599106         3,634,154       148,454 Sole            Sole      148454
McDonalds Corp                      Common        580135101           319,744        13,583 Sole            Sole      13583
Medtronic, Inc                      Common        585055106         4,650,476        99,115 Sole            Sole      99115
Merck & Co Inc                      Common        589331107         3,278,657        64,770 Sole            Sole      64770
Merrill Lynch Co                    Common        590188108           545,096        10,183 Sole            Sole      10183
Microsoft Corp                      Common        594918104         4,669,288       167,960 Sole            Sole      167960
Morgan Stanley Dean Witter          Common        617446448           600,524        11,901 Sole            Sole      11901
Newell Rubbermaid, Inc              Common        651229106         2,573,312       118,750 Sole            Sole      118750
Norfolk Southern Corp               Common        655844108         1,782,974        96,377 Sole            Sole      96377
Oracle Corp                         Common        68389X105         1,961,438       174,350 Sole            Sole      174350
Pepsico Inc                         Common        713448108         4,558,939        99,475 Sole            Sole      99475
Pfizer Inc                          Common        717081103         5,624,584       185,141 Sole            Sole      185141
Pitney Bowes Inc                    Common        724479100         3,740,032        97,600 Sole            Sole      97600
Procter & Gamble Co                 Common        742718109         4,620,116        49,775 Sole            Sole      49775
Protective Life                     Common        743674103         1,689,510        56,600 Sole            Sole      56600
SBC Communications Inc              Common        78387G103         2,376,968       106,830 Sole            Sole      106830
Safeway Inc                         Common        786514208         2,586,967       112,771 Sole            Sole      112771
Sara Lee Corp                       Common        803111103         1,657,908        90,300 Sole            Sole      90300
----------------------------------------------------------------------------------------------------------------------------

MONDAY, NOVEMBER 03, 2003                                           PAGE 2 OF 3


                                    TITLE                        FAIR                       INVESTMENT
ISSUER                              OF CLASS      CUSIP          MARKET VALUE        SHARES DISCRETION    VOTING   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                    Common        806857108         1,088,516        22,490 Sole            Sole      22490
Sonoco Products                     Common        835495102         2,274,020       103,600 Sole            Sole      103600
Sprint Corp                         Common        852061100           151,408        10,027 Sole            Sole      10027
Sun Microsystems Inc                Common        866810104           502,091       151,689 Sole            Sole      151689
Sysco Corp                          Common        871829107         1,806,410        55,225 Sole            Sole      55225
Target Corp                         Common        87612E106         4,060,277       107,900 Sole            Sole      107900
Texas Instruments Inc               Common        882508104         1,531,909        67,189 Sole            Sole      67189
Thomas & Betts Corp                 Common        884315102         1,049,270        66,200 Sole            Sole      66200
3M Co                               Common        88579Y101         1,008,422        14,600 Sole            Sole      14600
Time Warner Inc                     Common        887317105         1,950,066       129,058 Sole            Sole      129058
U.S. Bancorp                        Common        902973304           495,681        20,662 Sole            Sole      20662
Verizon Communications Inc          Common        92343V104         1,553,876        47,900 Sole            Sole      47900
Wachovia Corp                       Common        929903102           596,349        14,478 Sole            Sole      14478
Washington Mutual Inc               Common        939322103           256,299         6,510 Sole            Sole      6510
Wells Fargo Company                 Common        949746101         5,172,454       100,436 Sole            Sole      100436
Wendys International Inc            Common        950590109           917,901        28,418 Sole            Sole      28418
Transocean Sedco Forex Inc          Common        G90078109         1,593,040        79,652 Sole            Sole      79652

Aggregate Total                                                   178,579,180     5,430,382
----------------------------------------------------------------------------------------------------------------------------

MONDAY, NOVEMBER 03, 2003                                           PAGE 3 OF 3

FMV OF ALL LISTED SECURITIES

SUM OF FAIR MARKET VALUE
------------------------
                168,596,536.00



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MONDAY, NOVEMBER 03, 2003                                           PAGE 1 OF 1